SEGMENT REPORTING	12 Months Ended
Dec. 31, 2023
SEGMENT REPORTING
SEGMENT REPORTING

NOTE 19 – SEGMENT REPORTING

A. Basis for segmentation

The Group operates through various operating segments, which are the wholesale sector, the pharmaceutical manufacturing sector, the nutraceuticals and pharmaceuticals sectors and other, with only the first three of them being reportable segments based on the criteria (quantitative thresholds) of ASC 280. The financial information reviewed by our Chief Operating Decision Maker, which is our Board of Directors, is included within the operating segments mentioned above for purposes of allocating resources and evaluating financial performance.

B. Information about reportable segments

The table below present's information about the Company's reportable segments for the 12-month period ended December 31, 2023. The accounting policies followed in the preparation of the reportable segments are the same with those followed in the preparation of the Company's consolidated financial statements.

12-month period ended December 31, 2023

	Wholesale	Pharma manufacturing	Nutraceuticals & Pharmaceuticals	Other	Total
Revenues	50,744,468	344,708	2,287,698	-	53,376,874
Segment profit / (loss)	(1,661,252)	(1,232,732)	(3,552,718)	(2,993,026)	(9,439,727)
Total assets	28,193,797	15,605,459	28,054,242	3,871,101	75,724,599

The following summary describes the operations of the reportable segment:

Reportable segments	Operations
Wholesale	Distribution and export of pharmaceutical products
Pharma manufacturing	Production of pharmaceutical products
Nutraceutical and pharmaceuticals	Trade of owned nutraceutical & pharmaceutical products